Fair Value Measurement - Schedule of Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	¥ 68,556	$ 9,392	¥ 3,952
Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	68,556		3,952	¥ 24,376
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy [Line Items]
Warrant liability	¥ 68,556		¥ 3,952